Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Postemployment Retirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer contribution	$ 459	$ 381